Putnam Investments

100 Federal Street

Boston, MA 02110

June 29, 2021

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Putnam Sustainable Leaders Fund (Reg. No. 033- 35576) (811-06128) (the “Fund”) - Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “SEC”). The Amendment is being filed for the purpose of making changes to the Fund’s principal investment strategies, including to require that, under normal circumstances, the Fund will invest at least 80% of the value of its net assets in securities that meet Putnam Investment Management, LLC’s sustainability criteria. The Amendment also includes routine changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act. The disclosure in the Amendment is otherwise consistent with that included in the most recent Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A dated October 30, 2020 and filed with the SEC on October 27, 2020. The Amendment is expected to become effective on August 30, 2021.

Any comments or questions on this filing may be directed to the undersigned at 1-617-760-2577.

Very truly yours,

/s/ Venice Monagan

Venice Monagan

Senior Counsel

cc:  James M. Forbes, Esq.

James E. Thomas, Esq.

Ropes & Gray LLP